UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Mid-Cap Index Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)
COMMON STOCKS (99.9%)

Auto & Transportation (1.9%)
CSX Corp.	1,032,324	$42,996
Genuine Parts Co.	839,270	36,500
Expeditors International of Washington, Inc.	512,186	27,428
C.H. Robinson Worldwide, Inc.	369,129	19,021
Lear Corp.	323,694	14,359
Gentex Corp.	352,223	11,236
Delphi Corp.	2,414,988	10,819
Dana Corp.	720,440	9,214
* JetBlue Airways Corp.	345,579	6,580
* TRW Automotive Holdings Corp.	131,459	2,554

		180,707

Consumer Discretionary (18.0%)
J.C. Penney Co., Inc. (Holding Co.)	1,372,405	71,255
Starwood Hotels & Resorts Worldwide, Inc.	996,073	59,794
* Coach, Inc.	907,794	51,408
Hilton Hotels Corp.	1,762,306	39,388
* VeriSign, Inc.	1,224,206	35,135
Harrah's Entertainment, Inc.	538,556	34,780
* Office Depot, Inc.	1,501,417	33,301
* Sirius Satellite Radio, Inc.	5,766,734	32,409
* Fisher Scientific International Inc.	563,671	32,084
* Liberty Media International Inc. Class A	727,393	31,816
R.R. Donnelley & Sons Co.	975,409	30,842
Black & Decker Corp.	388,063	30,654
Dollar General Corp.	1,338,566	29,328
Nordstrom, Inc.	504,927	27,963
Harman International Industries, Inc.	305,847	27,055
* Caesars Entertainment, Inc.	1,354,030	26,796
* Toys R Us, Inc.	1,033,599	26,626
* XM Satellite Radio Holdings, Inc.	836,337	26,345
VF Corp.	427,132	25,261
Leggett & Platt, Inc.	871,647	25,173
* Interpublic Group of Cos., Inc.	2,032,550	24,960
Knight Ridder	370,175	24,894
Republic Services, Inc. Class A	724,793	24,266
Tiffany & Co.	699,347	24,141
New York Times Co. Class A	658,635	24,093
Abercrombie & Fitch Co.	418,867	23,976
* MGM Mirage, Inc.	335,999	23,795
Michaels Stores, Inc.	647,831	23,516
* Chico's FAS, Inc.	815,476	23,045
Mandalay Resort Group	324,586	22,880
Darden Restaurants Inc.	717,918	22,026
Family Dollar Stores, Inc.	725,400	22,023
Foot Locker, Inc.	749,429	21,958
Whirlpool Corp.	319,347	21,629
* Mohawk Industries, Inc.	256,388	21,614
Robert Half International, Inc.	791,751	21,346
Liz Claiborne, Inc.	521,775	20,939
Ross Stores, Inc.	708,998	20,660
Wendy's International, Inc.	520,504	20,320
PETsMART, Inc.	701,261	20,161
Jones Apparel Group, Inc.	587,508	19,676
Manpower Inc.	433,665	18,873
ServiceMaster Co.	1,397,951	18,872
CDW Corp.	319,613	18,116
* Advance Auto Parts, Inc.	353,520	17,835
The Stanley Works	393,725	17,824
RadioShack Corp.	723,699	17,731
* Williams-Sonoma, Inc.	478,308	17,578
Fastenal Co.	310,130	17,153
* ChoicePoint Inc.	426,525	17,108
* Career Education Corp.	492,774	16,882
* AutoNation, Inc.	890,300	16,862
Alberto-Culver Co. Class B	350,411	16,771
* Lamar Advertising Co. Class A	409,202	16,487
* Wynn Resorts Ltd.	235,658	15,963
* CarMax, Inc.	500,444	15,764
Hasbro, Inc.	765,926	15,663
International Flavors & Fragrances, Inc.	385,039	15,209
* Brinker International, Inc.	415,633	15,054
* Dollar Tree Stores, Inc.	515,871	14,821
Circuit City Stores, Inc.	892,491	14,325
Sabre Holdings Corp.	651,423	14,253
Aramark Corp. Class B	538,256	14,145
Outback Steakhouse	301,480	13,805
GTECH Holdings Corp.	557,027	13,107
* Iron Mountain, Inc.	435,506	12,560
* Pixar, Inc.	124,285	12,124
Belo Corp. Class A	472,847	11,415
* Convergys Corp.	677,089	10,109
Reebok International Ltd.	223,681	9,909
Polo Ralph Lauren Corp.	253,607	9,840
* Telewest Global, Inc.	530,303	9,434
Meredith Corp.	183,269	8,568
* Weight Watchers International, Inc.	197,462	8,487
* Allied Waste Industries, Inc.	1,107,861	8,098
* Rent-A-Center, Inc.	288,829	7,888
* Entercom Communications Corp.	221,949	7,884
International Speedway Corp.	136,849	7,424
* Westwood One, Inc.	364,811	7,424
Dex Media, Inc.	357,968	7,392
The McClatchy Co. Class A	96,113	7,128
* DreamWorks Animation SKG, Inc.	151,036	6,149
* Hewitt Associates, Inc.	179,942	4,786
Regal Entertainment Group Class A	177,145	3,725
* Columbia Sportswear Co.	66,890	3,561
Metro-Goldwyn-Mayer Inc.	284,208	3,396
* Citadel Broadcasting Corp.	239,720	3,291
* Cox Radio, Inc.	189,182	3,180
Hearst-Argyle Television Inc.	121,959	3,110

		1,736,414

Consumer Staples (3.1%)
UST, Inc.	794,032	41,051
Whole Foods Market, Inc.	299,297	30,567
Molson Coors Brewing Co. - Class B	325,889	25,149
* Dean Foods Co.	716,363	24,571
* Constellation Brands, Inc. Class A	461,129	24,380
The Pepsi Bottling Group, Inc.	781,367	21,761
SuperValu Inc.	645,283	21,520
McCormick & Co., Inc.	585,928	20,174
Tyson Foods, Inc.	1,087,465	18,139
* Smithfield Foods, Inc.	426,965	13,471
J.M. Smucker Co.	266,991	13,430
Hormel Foods Corp.	364,712	11,346
Carolina Group	324,845	10,752
Brown-Forman Corp. Class B	186,478	10,210
PepsiAmericas, Inc.	329,803	7,473

		293,994

Financial Services (20.3%)
CIGNA Corp.	645,150	57,612
Sovereign Bancorp, Inc.	1,791,351	39,696
Legg Mason Inc.	491,360	38,395
CIT Group Inc.	1,010,092	38,383
Vornado Realty Trust REIT	550,244	38,115
General Growth Properties Inc. REIT	1,071,126	36,525
Synovus Financial Corp.	1,190,538	33,168
T. Rowe Price Group Inc.	554,300	32,914
ProLogis REIT	883,824	32,790
Archstone-Smith Trust REIT	948,483	32,353
Jefferson-Pilot Corp.	656,186	32,186
The Chicago Mercantile Exchange	163,808	31,784
Plum Creek Timber Co. Inc. REIT	882,209	31,495
Boston Properties, Inc. REIT	498,393	30,018
Cincinnati Financial Corp.	686,494	29,938
SAFECO Corp.	609,540	29,691
Popular, Inc.	1,217,306	29,605
MGIC Investment Corp.	465,143	28,685
Zions Bancorp	409,445	28,260
Torchmark Corp.	519,657	27,126
Compass Bancshares Inc.	590,549	26,811
Host Marriott Corp. REIT	1,591,119	26,349
Fidelity National Financial, Inc.	768,366	25,310
Huntington Bancshares Inc.	1,055,262	25,221
Kimco Realty Corp. REIT	457,759	24,673
* Providian Financial Corp.	1,408,853	24,176
White Mountains Insurance Group Inc.	38,822	23,623
Commerce Bancorp, Inc.	724,527	23,525
Avalonbay Communities, Inc. REIT	347,472	23,242
UnumProvident Corp.	1,353,845	23,042
Public Storage, Inc. REIT	403,776	22,991
Everest Re Group, Ltd.	269,789	22,962
First Horizon National Corp.	562,296	22,936
Hibernia Corp. Class A	708,012	22,663
Radian Group, Inc.	441,693	21,086
New York Community Bancorp, Inc.	1,147,087	20,831
* The Dun & Bradstreet Corp.	334,056	20,528
Duke Realty Corp. REIT	685,408	20,459
* E*TRADE Financial Corp.	1,700,039	20,400
Equifax, Inc.	649,405	19,930
Developers Diversified Realty Corp. REIT	492,388	19,572
Old Republic International Corp.	832,693	19,393
Mercantile Bankshares Corp.	380,661	19,360
Assurant, Inc.	571,122	19,247
iStar Financial Inc. REIT	455,123	18,742
Associated Banc-Corp	592,049	18,490
W.R. Berkley Corp.	364,058	18,057
The PMI Group Inc.	457,974	17,409
Apartment Investment & Management Co. Class A REIT	455,647	16,950
Allied Capital Corp.	639,154	16,682
A.G. Edwards & Sons, Inc.	370,183	16,584
PartnerRe Ltd.	255,010	16,474
TCF Financial Corp.	600,417	16,301
Liberty Property Trust REIT	411,693	16,077
Janus Capital Group Inc.	1,135,968	15,847
Investors Financial Services Corp.	319,594	15,631
Regency Centers Corp. REIT	321,281	15,303
The Macerich Co. REIT	284,995	15,185
AMB Property Corp. REIT	398,837	15,076
* CheckFree Corp.	369,709	15,069
Health Care Properties Investors REIT	639,573	15,011
* DST Systems, Inc.	322,234	14,881
* Markel Corp.	42,616	14,711
RenaissanceRe Holdings Ltd.	307,328	14,352
Weingarten Realty Investors REIT	406,201	14,018
City National Corp.	199,773	13,948
Commerce Bancshares, Inc.	285,183	13,746
Independence Community Bank Corp.	345,994	13,494
SEI Corp.	367,357	13,284
Fulton Financial Corp.	609,117	13,273
Brown &Brown, Inc.	282,652	13,027
Eaton Vance Corp.	547,194	12,826
Arthur J. Gallagher & Co.	444,315	12,796
Hospitality Properties Trust REIT	306,962	12,395
New Plan Excel Realty Trust REIT	493,542	12,393
Protective Life Corp.	315,264	12,390
Leucadia National Corp.	355,768	12,221
Astoria Financial Corp.	480,383	12,154
* TD Banknorth, Inc.	384,136	12,000
Valley National Bancorp	448,443	11,561
Bank of Hawaii Corp.	253,167	11,458
Fair, Isaac, Inc.	330,621	11,387
Hudson City Bancorp, Inc.	311,228	11,375
Axis Capital Holdings Ltd.	409,729	11,079
Federated Investors, Inc.	385,309	10,909
* Ameritrade Holding Corp.	1,063,919	10,864
Unitrin, Inc.	229,452	10,417
Wilmington Trust Corp.	289,806	10,172
Friedman, Billings, Ramsey Group, Inc. REIT	618,429	9,814
Nationwide Financial Services, Inc.	270,363	9,706
Doral Financial Corp.	441,150	9,657
Deluxe Corp.	241,595	9,630
Montpelier Re Holdings Ltd.	253,326	8,904
Dow Jones & Co., Inc.	233,875	8,740
* WellChoice Inc.	160,251	8,543
Transatlantic Holdings, Inc.	125,737	8,326
Mercury General Corp.	130,231	7,197
* CapitalSource Inc.	308,805	7,103
Erie Indemnity Co. Class A	135,597	7,067
BlackRock, Inc.	90,482	6,780
Total System Services, Inc.	188,240	4,704
* BOK Financial Corp.	98,549	4,009
Student Loan Corp.	19,077	3,987
Capitol Federal Financial	105,633	3,659
Nuveen Investments, Inc. Class A	78,346	2,689

		1,953,603

Health Care (9.1%)
* Medco Health Solutions, Inc.	1,309,370	64,905
Quest Diagnostics, Inc.	402,347	42,299
C.R. Bard, Inc.	502,931	34,240
* Coventry Health Care Inc.	471,014	32,095
* Laboratory Corp. of America Holdings	664,823	32,044
AmerisourceBergen Corp.	540,403	30,960
Health Management Associates Class A	1,169,778	30,625
* Sepracor Inc.	505,106	28,998
IMS Health, Inc.	1,114,802	27,190
* Celgene Corp.	791,291	26,943
* Tenet Healthcare Corp.	2,242,879	25,860
* Express Scripts Inc.	292,236	25,480
* Patterson Cos	494,598	24,705
* Humana Inc.	727,836	23,247
* PacifiCare Health Systems, Inc.	404,979	23,051
* Hospira, Inc.	712,820	23,003
Mylan Laboratories, Inc.	1,293,403	22,919
* Varian Medical Systems, Inc.	652,965	22,384
* Lincare Holdings, Inc.	482,349	21,334
* Barr Pharmaceuticals Inc.	418,830	20,451
Beckman Coulter, Inc.	292,266	19,421
DENTSPLY International Inc.	349,082	18,994
Bausch & Lomb, Inc.	255,521	18,730
* Triad Hospitals, Inc.	370,074	18,541
* IVAX Corp.	924,283	18,273
Omnicare, Inc.	500,795	17,753
* Health Net Inc.	533,738	17,459
* Invitrogen Corp.	233,966	16,190
* Watson Pharmaceuticals, Inc.	500,152	15,370
Manor Care, Inc.	415,618	15,113
* Community Health Systems, Inc.	419,473	14,644
* Henry Schein, Inc.	395,196	14,164
Universal Health Services Class B	261,115	13,682
* Cephalon, Inc.	277,410	12,991
* WebMD Corp.	1,428,080	12,139
* Kinetic Concepts, Inc.	196,069	11,696
* Millennium Pharmaceuticals, Inc.	1,387,575	11,683
* ImClone Systems, Inc.	316,056	10,904
* Millipore Corp.	237,722	10,317
* King Pharmaceuticals, Inc.	1,155,450	9,602

		880,399

Integrated Oils (0.8%)
Murphy Oil Corp.	398,005	39,295
Amerada Hess Corp.	396,496	38,147

		77,442

Other Energy (9.8%)
Valero Energy Corp.	1,233,203	90,357
EOG Resources, Inc.	1,139,577	55,543
XTO Energy, Inc.	1,584,590	52,038
Kerr-McGee Corp.	656,124	51,394
Williams Cos., Inc.	2,673,915	50,296
* Nabors Industries, Inc.	718,472	42,490
BJ Services Co.	776,222	40,270
* Weatherford International Ltd.	652,975	37,833
* National-Oilwell Varco Inc.	809,135	37,787
Sunoco, Inc.	351,435	36,381
Noble Corp.	642,714	36,127
GlobalSantaFe Corp.	958,657	35,509
El Paso Corp.	3,091,292	32,706
Smith International, Inc.	504,040	31,618
Pioneer Natural Resources Co.	700,756	29,936
Peabody Energy Corp.	621,094	28,794
ENSCO International, Inc.	726,128	27,346
Chesapeake Energy Corp.	1,232,439	27,040
* Newfield Exploration Co.	284,394	21,119
Patterson-UTI Energy, Inc.	764,413	19,126
* Ultra Petroleum Corp.	361,249	18,351
Noble Energy, Inc.	268,650	18,274
Premcor, Inc.	300,187	17,915
Equitable Resources, Inc.	295,405	16,968
Rowan Cos., Inc.	515,552	15,430
Diamond Offshore Drilling, Inc.	309,019	15,420
* Pride International, Inc.	613,016	15,227
* Cooper Cameron Corp.	264,139	15,111
Pogo Producing Co.	294,286	14,491
* NRG Energy	382,551	13,064

		943,961

Materials & Processing (9.0%)
Monsanto Co.	1,270,413	81,942
Phelps Dodge Corp.	458,779	46,672
Nucor Corp.	764,570	44,009
American Standard Cos., Inc.	876,336	40,732
Georgia Pacific Group	1,116,215	39,614
Freeport-McMoRan Copper & Gold, Inc. Class B	860,292	34,076
MeadWestvaco Corp.	973,953	30,991
Bunge Ltd.	530,394	28,578
Avery Dennison Corp.	451,265	27,947
United States Steel Corp.	546,438	27,786
Lyondell Chemical Co.	976,932	27,276
Vulcan Materials Co.	467,581	26,573
Sherwin-Williams Co.	577,434	25,401
Precision Castparts Corp.	313,215	24,121
The St. Joe Co.	347,170	23,365
Fluor Corp.	402,770	22,326
Eastman Chemical Co.	374,561	22,099
Ashland, Inc.	311,258	21,001
* Sealed Air Corp.	401,741	20,866
Ball Corp.	500,576	20,764
Sigma-Aldrich Corp.	315,332	19,314
Smurfit-Stone Container Corp.	1,221,047	18,890
* Energizer Holdings, Inc.	313,043	18,720
* Owens-Illinois, Inc.	717,320	18,033
Engelhard Corp.	587,938	17,656
Temple-Inland Inc.	242,313	17,580
* Pactiv Corp.	713,610	16,663
Bemis Co., Inc.	488,398	15,199
* Jacobs Engineering Group Inc.	257,541	13,372
Sonoco Products Co.	448,895	12,951
Valspar Corp.	233,031	10,845
* The Mosaic Co.	628,644	10,725
Bowater Inc.	265,942	10,018
* Huntsman Corp.	420,890	9,815
Lafarge North America Inc.	151,499	8,855
Packaging Corp. of America	305,686	7,425
* International Steel Group, Inc.	95,461	3,771

		865,971

Producer Durables (6.3%)
Rockwell Collins, Inc.	848,412	40,376
D. R. Horton, Inc.	1,344,888	39,325
Pulte Homes, Inc.	521,073	38,367
Parker Hannifin Corp.	574,219	34,981
Centex Corp.	597,328	34,209
Cooper Industries, Inc. Class A	441,064	31,545
Lennar Corp. Class A	530,322	30,059
W.W. Grainger, Inc.	368,055	22,919
KB HOME	189,258	22,230
* Toll Brothers, Inc.	269,375	21,240
Goodrich Corp.	543,073	20,794
* Waters Corp.	580,816	20,787
American Power Conversion Corp.	781,536	20,406
* American Tower Corp. Class A	1,097,476	20,007
* Thermo Electron Corp.	768,924	19,446
* NVR, Inc.	24,468	19,207
* LAM Research Corp.	655,174	18,908
Diebold, Inc.	343,358	18,833
Novellus Systems, Inc.	672,048	17,964
Pentair, Inc.	460,325	17,953
Pall Corp.	596,115	16,167
* Teradyne, Inc.	933,633	13,631
Garmin Ltd.	286,031	13,249
* Alliant Techsystems, Inc.	180,071	12,866
Hubbell Inc. Class B	247,950	12,670
Molex, Inc.	467,801	12,331
Tektronix, Inc.	430,596	10,563
Molex, Inc. Class A	223,096	5,265
Lennar Corp. Class B	63,528	3,349

		609,647

Technology (11.6%)
Rockwell Automation, Inc.	885,089	50,131
* Network Appliance, Inc.	1,637,938	45,305
* Computer Sciences Corp.	909,543	41,703
L-3 Communications Holdings, Inc.	525,804	37,343
National Semiconductor Corp.	1,721,147	35,473
* Altera Corp.	1,789,140	35,389
* Marvell Technology Group Ltd.	895,642	34,339
Autodesk, Inc.	1,111,135	33,067
* Flextronics International Ltd.	2,688,609	32,371
* NCR Corp.	895,906	30,228
* Cognizant Technology Solutions Corp.	639,087	29,526
* Advanced Micro Devices, Inc.	1,764,118	28,438
Microchip Technology, Inc.	991,645	25,793
* Avaya Inc.	2,066,815	24,140
Seagate Technology	1,228,421	24,016
* Comverse Technology, Inc.	949,996	23,959
* Jabil Circuit, Inc.	774,825	22,098
* SanDisk Corp.	783,087	21,770
* Freescale Semiconductor Inc.	1,265,567	21,451
* Siebel Systems, Inc.	2,320,500	21,186
Harris Corp.	643,058	20,996
Scientific-Atlanta, Inc.	736,941	20,796
* Cadence Design Systems, Inc.	1,299,451	19,427
* Citrix Systems, Inc.	814,246	19,395
* Mercury Interactive Corp.	405,831	19,228
Applera Corp.-Applied Biosystems Group	942,266	18,600
* NVIDIA Corp.	759,092	18,036
* QLogic Corp.	444,865	18,017
* McAfee Inc.	770,077	17,373
Symbol Technologies, Inc.	1,156,804	16,762
* Solectron Corp.	4,667,208	16,195
* BMC Software, Inc.	1,067,047	16,006
* Storage Technology Corp.	512,380	15,781
Amphenol Corp.	425,469	15,759
* Tellabs, Inc.	2,109,919	15,402
* Zebra Technologies Corp. Class A	310,518	14,747
* BEA Systems, Inc.	1,846,862	14,719
* Compuware Corp.	1,861,411	13,402
* Synopsys, Inc.	731,304	13,237
* Sanmina-SCI Corp.	2,505,664	13,080
Intersil Corp.	723,735	12,535
* Ceridian Corp.	714,442	12,181
* Unisys Corp.	1,606,266	11,340
* Freescale Semiconductor, Inc.	656,769	11,329
* JDS Uniphase Corp.	6,594,490	11,013
* NAVTEQ Corp.	251,424	10,899
* Novell, Inc.	1,797,431	10,713
* LSI Logic Corp.	1,840,350	10,288
* Ingram Micro, Inc. Class A	580,918	9,684
* Agere Systems Inc. Class A	6,374,183	9,115
* Vishay Intertechnology, Inc.	728,242	9,052
* Fairchild Semiconductor International, Inc.	574,806	8,812
* Red Hat, Inc.	742,858	8,105
* ADC Telecommunications, Inc.	3,852,515	7,667
* PMC Sierra Inc.	848,853	7,470
National Instruments Corp.	263,992	7,141
* UTStarcom, Inc.	464,181	5,083
AVX Corp.	290,603	3,560
* Agere Systems Inc. Class B	2,087,737	2,965

		1,123,636

Utilities (8.2%)
PPL Corp.	908,486	49,049
Edison International	1,409,131	48,925
* AES Corp.	2,961,885	48,516
Constellation Energy Group, Inc.	845,137	43,694
Sempra Energy	1,009,429	40,216
Kinder Morgan, Inc.	476,313	36,057
Cinergy Corp.	855,362	34,659
Xcel Energy, Inc.	1,923,937	33,053
KeySpan Corp.	771,863	30,080
* Cablevision Systems NY Group Class A	1,059,665	29,724
NiSource, Inc.	1,266,824	28,871
MCI Inc.	1,145,882	28,555
* NTL Inc.	379,174	24,142
Questar Corp.	405,176	24,007
Citizens Communications Co.	1,612,444	20,865
CenturyTel, Inc.	614,545	20,182
Telephone & Data Systems, Inc.	245,078	19,998
Wisconsin Energy Corp.	562,576	19,971
SCANA Corp.	513,047	19,609
Pepco Holdings, Inc.	903,404	18,962
Pinnacle West Capital Corp.	440,202	18,713
Energy East Corp.	706,244	18,518
* UnitedGlobalCom Inc. Class A	1,769,050	16,735
CenterPoint Energy Inc.	1,324,282	15,931
TECO Energy, Inc.	992,875	15,568
DPL Inc.	608,192	15,205
MDU Resources Group, Inc.	511,058	14,115
NSTAR	255,857	13,893
* Nextel Partners, Inc.	563,729	12,379
Northeast Utilities	612,168	11,796
Puget Energy, Inc.	476,640	10,505
* Level 3 Communications, Inc.	2,129,932	4,388
* U.S. Cellular Corp.	75,982	3,467

		790,348

Other (1.8%)
Eaton Corp.	693,496	45,355
Textron, Inc.	594,763	44,381
ITT Industries, Inc.	399,307	36,033
Brunswick Corp.	439,372	20,585
SPX Corp.	361,241	15,635
Hillenbrand Industries, Inc.	268,243	14,879

		176,868

TOTAL COMMON STOCKS
(Cost $7,523,184)		9,632,990

TEMPORARY CASH INVESTMENTS (2.0%)

Money Market Fund (2.0%)
Vanguard Market Liquidity Fund, 2.748%**	193,821,847	193,822
	Face
	Amount
	(000)

U.S. Agency Obligation (0.0%)
Federal Home Loan Bank†
(1)5.35%, 4/20/2005	$2,000	1,997

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $195,819)		195,819

TOTAL INVESTMENTS (101.9%)
(Cost $7,719,003)		9,828,809

OTHER ASSETS AND LIABILITIES--NET (-1.9%)		(182,170)

NET ASSETS (100%)		$9,646,639

   *Non-income-producing security
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1)Security segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $7,719,003,000. Net unrealized appreciation of investment securities for tax purposes was $2,109,806,000, consisting of unrealized gains of $2,324,323,000 on securities that had risen in value since their purchase and $214,517,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	53	$17,532	($314)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.